Taxes on Income Narrative (Detail) (USD $)	12 Months Ended						3 Months Ended	12 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Sep. 27, 2009 Bextra And Certain Other Investigations [Member]	Dec. 31, 2009 Vicuron [Member]	Dec. 31, 2011 Gross Accrued Interest [Member]	Dec. 31, 2010 Gross Accrued Interest [Member]	Dec. 31, 2011 Various foreign tax authorities [Member]	Dec. 31, 2010 Various foreign tax authorities [Member]	Dec. 31, 2010 U.S. Internal Revenue Service [Member]	Dec. 31, 2011 U.S. Internal Revenue Service [Member]	Dec. 31, 2010 U.S. Internal Revenue Service [Member]	Apr. 03, 2011 U.S. Internal Revenue Service [Member] Wyeth [Member]	Dec. 31, 2011 Hormone Therapy Product Liability Litigation [Member]	Dec. 31, 2011 US Health Care Legislation [Member]	Dec. 31, 2010 US Health Care Legislation [Member]	Dec. 31, 2010 Quigley Co, Inc., a wholly owned subsidiary [Member]	Dec. 31, 2011 International [Member]
Income Taxes [Line Items]
Tax benefits for resolution of certain tax positions							$ 174,000,000				$ 190,000,000	$ 320,000,000	$ 1,400,000,000	$ 80,000,000		$ 80,000,000	$ 270,000,000			$ 506,000,000
Interest on unrecognized tax benefits			545,000,000								77,000,000	140,000,000			600,000,000
Interest expense related to our unrecognized tax benefits	203,000,000				191,000,000
Gross accrued interest	951,000,000		952,000,000
Unrecognized accrued interest decrease as a result of cash payments	203,000,000
Selling, informational and administrative expenses	19,468,000,000	[1]	19,480,000,000	[1]	14,752,000,000	[1]												248,000,000
Deferred tax asset write - off																			270,000,000
Tax effect of loss on sale								(556,000,000)
Unremitted Earnings Tax Liability Not Recognized Amount																					63,000,000,000
Unrecognized Tax Benefits Net Liabilities	6,100,000,000		5,800,000,000
Unrecognized Tax Benefits Assets	1,200,000,000		1,000,000,000
Estimated decrease of gross unrecognized tax benefits within the next 12 months	500,000,000
Income taxes payable	1,013,000,000		951,000,000						120,000,000	112,000,000
Taxes and other current assets	9,441,000,000		9,440,000,000						2,000,000	122,000,000
Other taxes payable	$ 6,886,000,000		$ 6,245,000,000						$ 829,000,000	$ 718,000,000

[1]	Exclusive of amortization of intangible assets, except as disclosed in Note 1K. Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.